Intangible Assets (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
INTANGIBLE ASSETS [Abstract]
Amortization expense	$ 25,571	158,662	218,222	190,694